PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.                            PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Prepaid expenses	4,468	4,369	722
Deposits	11,065	43,687	7,217
Staff advances	2,952	3,023	499
Subsidies receivable	8,881	15,769	2,605
Prepaid advertising fees	3,000	-	-
Others	4,782	5,819	961

	35,148	72,667	12,004

Deposits consist primarily of rental deposits, investment deposits and other miscellaneous deposits. As of December 31, 2013, two deposits of RMB35,000 (US$5,782) and RMB1,000 (US$165) was placed with FAW-Volkswagen and FAW-Mazda in connection with the bidding process for the construction of new exhibit halls, respectively. RMB4,200 of the RMB6,200 deposit outstanding as of December 31, 2012 was returned to the Group in 2013 as the construction of new store has completed and the remaining deposit of RMB2,000 (US$331) was outstanding as of December 31, 2013 due to unfinished construction. Another deposit of RMB5,687 (US$939) as of December 31, 2013 was made for leasing buildings for the Group's dealership stores.

Subsidies receivable represents receivables due in connection with the PRC government's promotion of energy-efficient vehicles and an automobile manufacturer's promotion of an automobile insurance program and an automobile financing program.